Commitments and Contingencies - Summary of Minimum Future Lease Payments (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
2021 (remainder)	$ 396
2022 / 2021	73	$ 1,031
2023 / 2022	34	994
2023		985
2024		992
2025 and thereafter		3,890
Total	$ 503	$ 7,892